MTB GROUP OF FUNDS

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

January 13, 2012

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MTB Group of Funds (the “Registrant”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus and the combined Statement of Additional Information for the Registrant, on behalf of the MTB Money Market Funds Institutional Class, each dated December 30, 2011, do not differ from the Prospectus and Statement of Additional Information as filed in the Registrants’ Post-Effective Amendment No. 99 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on December 30, 2011, accession # 0001193125-11-355917.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

BNY Mellon

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc:	J. Seling, MTB